COMMITMENTS (Detail Textuals 3) (Standby Equity Distribution Agreement, USD $)	1 Months Ended	6 Months Ended
	Dec. 22, 2008	Jun. 30, 2013
Standby Equity Distribution Agreement
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Percentage of the lowest daily volume weighted average price for a share considered as a base for fixing purchase price	95.00%	95.00%
Number of trading days	5 days	5 days
Purchase Price	$ 5,000,000	$ 10,000,000
Maximum limit for individual periodic sale of shares	$ 200,000	$ 200,000